Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss before tax for the year	$ (20,914)	$ (6,184)	$ (4,939)
Share based compensation	3,269	306	484
Depreciation and amortization	225	290	315
Decrease (increase) in other current receivables	2,938	(2,936)	(463)
Increase in trade payables	2,074	2,217	401
Increase (decrease) in other payables	(235)	114	60
Increase (decrease) in other liabilities	19	17	(3)
Revaluation of financial liabilities at fair value	1,496	387
Interest expenses	4,281	51	47
Revaluation of convertible notes	(382)
Remeasurement of investment in associated company	(22,164)
Provision of borrowing to related parties		621	89
Share in (earnings) losses of associated companies, net	101	(106)	101
Issuance of options to underwriters	11
SPAC transaction - listing costs	16,802
Net cash flow used in operating activities	(12,479)	(5,223)	(3,908)
Cash flows from investing activities:
Purchase of property, plant and equipment	(60)	(152)	(297)
Capitalized development cost	(976)	(975)	(1,468)
Net cash flow used in investing activities	(1,036)	(1,127)	(1,765)
Cash flows from financing activities:
Payments of borrowings to related parties		(172)	(103)
Payment of lease liabilities	(42)	(55)	(98)
Proceeds from issuance of shares, warrants A and B, net (see note 14 B.3)	2,630
Exercise of warrants B (see note 14 B.3)	642		395
Proceeds from issuance of convertible notes (see note 8.A)	250	581
Advance payment for equity, net (see note 10)	2,679
Repayment of bridge loans (see note 9)	(30)
Proceeds from issuance of shares, net		182	5,892
Proceeds from issuance of bridge loans and warrants (see note 9)	550	3,310	32
Proceeds from issuance of promissory note (see note 8.C)	2,356
Issuance of shares in the SPAC transaction, net	2,919
Net cash flow from financing activities	11,954	3,846	6,118
Increase (decrease) in cash and cash equivalents	(1,561)	(2,504)	445
Cash and cash equivalents at beginning of year	1,398	4,171	4,341
Exchange rate differences on cash and cash equivalent	331	(269)	(615)
Cash and cash equivalents at end of year	168	1,398	4,171
Appendix A – Non-cash transactions during the year:
Conversion of liability to ordinary shares (see note 10)	2,300
Conversion of warrants A to ordinary shares (see note 14.B.3)	1,008
Conversion of bridge loans and derivative financial liability to ordinary shares	5,192
Exercise of options and warrants into ordinary shares	2,925
Conversion of convertible notes to ordinary shares	175
Conversion of liability to ordinary shares (see note 14)	3,030
Remeasurement of investment in associated company (see note 3)	$ (22,164)